Income Taxes Disclosure: Schedule of Deferred Tax Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of Deferred Tax Assets and Liabilities

	2017 $	2016 $

Deferred income tax assets (liability)

Non-capital losses carried forward	282,166	307,857
Marketable securities	19,182	18,463
Resource pool	8,589	4,841
Asset retirement obligation	(1,088)	(1,017)

Total gross deferred income tax assets	308,849	330,144

Valuation allowance	(308,849)	(330,144)

Net deferred income tax asset	--	--